Fair value measurements (Tables)	6 Months Ended
Sep. 30, 2019
Fair Value Disclosures [Abstract]
Fair value of financial assets and financial liabilities measured on recurring basis

	Billions of yen
	March 31, 2019
	Level 1	Level 2	Level 3	Counterparty and Cash Collateral Netting(1)	Balance as of March 31, 2019
Assets:
Trading assets and private equity investments(2)
Equities(3)	¥1,392	¥1,065	¥13	¥—	¥2,470
Private equity investments(3)	—	—	26	—	26
Japanese government securities	1,987	—	—	—	1,987
Japanese agency and municipal securities	—	214	1	—	215
Foreign government, agency and municipal securities	2,650	1,544	5	—	4,199
Bank and corporate debt securities and loans for trading purposes	—	1,128	160	—	1,288
Commercial mortgage-backed securities (“CMBS”)	—	1	2	—	3
Residential mortgage-backed securities (“RMBS”)	—	2,761	3	—	2,764
Real estate-backed securities	—	—	69	—	69
Collateralized debt obligations (“CDOs”) and other(4)	—	55	19	—	74
Investment trust funds and other	349	53	1	—	403

Total trading assets and private equity investments	6,378	6,821	299	—	13,498

Derivative assets(5)
Equity contracts	1	806	44	—	851
Interest rate contracts	12	8,610	10	—	8,632
Credit contracts	2	500	31	—	533
Foreign exchange contracts	0	4,870	42	—	4,912
Commodity contracts	1	0	—	—	1
Netting	—	—	—	(14,077)	(14,077)

Total derivative assets	16	14,786	127	(14,077)	852

Subtotal	¥6,394	¥21,607	¥426	¥(14,077)	¥14,350

Loans and receivables(6)	—	544	129	—	673
Collateralized agreements(7)	—	615	33	—	648
Other assets
Non-trading debt securities	138	323	—	—	461
Other(2)(3)	416	10	166	—	592

Total	¥6,948	¥23,099	¥754	¥(14,077)	¥16,724

Liabilities:
Trading liabilities
Equities	¥1,622	¥198	¥0	¥—	¥1,820
Japanese government securities	1,264	—	—	—	1,264
Japanese agency and municipal securities	—	3	—	—	3
Foreign government, agency and municipal securities	2,906	927	0	—	3,833
Bank and corporate debt securities	—	319	0	—	319
Residential mortgage-backed securities (“RMBS”)	—	0	—	—	0
Collateralized debt obligations (“CDOs”) and other(4)	—	3	—	—	3
Investment trust funds and other	121	42	—	—	163

Total trading liabilities	5,913	1,492	0	—	7,405

Derivative liabilities(5)
Equity contracts	1	867	52	—	920
Interest rate contracts	6	8,228	64	—	8,298
Credit contracts	3	422	39	—	464
Foreign exchange contracts	—	4,820	22	—	4,842
Commodity contracts	1	0	0	—	1
Netting	—	—	—	(13,710)	(13,710)

Total derivative liabilities	11	14,337	177	(13,710)	815

Subtotal	¥5,924	¥15,829	¥177	¥(13,710)	¥8,220

Short-term borrowings(8)	—	332	31	—	363
Payables and deposits(9)	—	0	0	—	0
Collateralized financing(7)	—	291	—	—	291
Long-term borrowings(8)(10)(11)	11	3,024	535	—	3,570
Other liabilities(12)	276	22	0	—	298

Total	¥6,211	¥19,498	¥743	¥(13,710)	¥12,742

	Billions of yen
	September 30, 2019
	Level 1	Level 2	Level 3	Counterparty and Cash Collateral Netting(1)	Balance as of September 30, 2019
Assets:
Trading assets and private equity investments(2)
Equities(3)	¥1,529	¥1,046	¥10	¥—	¥2,585
Private equity investments(3)	—	—	26	—	26
Japanese government securities	2,079	—	—	—	2,079
Japanese agency and municipal securities	—	129	1	—	130
Foreign government, agency and municipal securities	4,441	1,935	6	—	6,382
Bank and corporate debt securities and loans for trading purposes	—	1,113	177	—	1,290
Commercial mortgage-backed securities (“CMBS”)	—	0	2	—	2
Residential mortgage-backed securities (“RMBS”)	—	3,658	26	—	3,684
Real estate-backed securities	—	—	103	—	103
Collateralized debt obligations (“CDOs”) and other(4)	—	59	21	—	80
Investment trust funds and other	219	37	0	—	256

Total trading assets and private equity investments	8,268	7,977	372	—	16,617

Derivative assets(5)
Equity contracts	1	686	36	—	723
Interest rate contracts	33	11,158	23	—	11,214
Credit contracts	6	390	31	—	427
Foreign exchange contracts	0	4,369	36	—	4,405
Commodity contracts	1	0	—	—	1
Netting	—	—	—	(15,809)	(15,809)

Total derivative assets	41	16,603	126	(15,809)	961

Subtotal	¥8,309	¥24,580	¥498	¥(15,809)	¥17,578

Loans and receivables(6)	—	623	116	—	739
Collateralized agreements(7)	—	561	12	—	573
Other assets
Non-trading debt securities	113	355	—	—	468
Other(2)(3)	355	135	179	—	669

Total	¥8,777	¥26,254	¥805	¥(15,809)	¥20,027

Liabilities:
Trading liabilities
Equities	¥1,463	¥219	¥0	¥—	¥1,682
Japanese government securities	1,382	—	—	—	1,382
Japanese agency and municipal securities	—	1	—	—	1
Foreign government, agency and municipal securities	3,069	1,175	0	—	4,244
Bank and corporate debt securities	—	305	1	—	306
Residential mortgage-backed securities (“RMBS”)	—	1	—	—	1
Collateralized debt obligations (“CDOs”) and other(4)	—	2	2	—	4
Investment trust funds and other	199	30	0	—	229

Total trading liabilities	6,113	1,733	3	—	7,849

Derivative liabilities(5)
Equity contracts	0	902	20	—	922
Interest rate contracts	17	10,673	69	—	10,759
Credit contracts	4	381	54	—	439
Foreign exchange contracts	—	4,358	23	—	4,381
Commodity contracts	3	0	0	—	3
Netting	—	—	—	(15,585)	(15,585)

Total derivative liabilities	24	16,314	166	(15,585)	919

Subtotal	¥6,137	¥18,047	¥169	¥(15,585)	¥8,768

Short-term borrowings(8)	—	333	25	—	358
Payables and deposits(9)	—	1	7	—	8
Collateralized financing(7)	—	235	—	—	235
Long-term borrowings(8)(10)(11)	4	3,313	543	—	3,860
Other liabilities(12)	221	145	0	—	366

Total	¥6,362	¥22,074	¥744	¥(15,585)	¥13,595

(1)	Represents the amount offset under counterparty netting of derivative assets and liabilities as well as cash collateral netting against net derivatives.
(2)

Certain investments that are measured at fair value using net asset value per share as a practical expedient have not been classified in the fair value hierarchy. As of March 31, 2019 and September 30, 2019, the fair values of these investments which are included in Trading assets and private equity investments were ¥36 billion and ¥30 billion, respectively. As of March 31, 2019 and September 30, 2019, the fair values of these investments which are included in Other assets—Others were ¥2 billion and ¥4 billion, respectively.

(3)	Includes equity investments that would have been accounted for under the equity method had Nomura not chosen to elect the fair value option.
(4)	Includes collateralized loan obligations (“CLOs”) and asset-backed securities (“ABS”) such as those secured on credit card loans, auto loans and student loans.
(5)

Each derivative classification includes derivatives with multiple risk underlyings. For example, interest rate contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government debt securities.

(6)	Includes loans for which the fair value option has been elected.
(7)	Includes collateralized agreements or collateralized financing for which the fair value option has been elected.
(8)	Includes structured notes for which the fair value option has been elected.
(9)	Includes embedded derivatives bifurcated from deposits received at banks. If unrealized gains are greater than unrealized losses, deposits are reduced by the excess amount.
(10)	Includes embedded derivatives bifurcated from issued structured notes. If unrealized gains are greater than unrealized losses, borrowings are reduced by the excess amount.
(11)	Includes liabilities recognized from secured financing transactions that are accounted for as financings rather than sales. Nomura elected the fair value option for these liabilities.
(12)	Includes loan commitments for which the fair value option has been elected.

Schedule of quantitative and qualitative information regarding significant unobservable inputs and assumptions for certain level 3 financial instruments

	March 31, 2019
Financial Instrument	Fair value in billions of yen	Valuation technique	Significant unobservable valuation input	Range of valuation inputs(1)	Weighted Average(2)	Impact of increases in significant unobservable valuation inputs(3)(4)	Interrelationships between valuation inputs(5)
Assets:
Trading assets and private equity investments
Equities	¥13	DCF	Liquidity discounts	75.0%	75.0%	Lower fair value	Not applicable

Private equity investments	26	Market multiples	EV/EBITDA ratios	7.7 x	7.7 x	Higher fair value	Not applicable

Foreign government, agency and municipal securities	5	DCF	Credit spreads Recovery rates	0.0 – 9.1% 4.0 – 36.0%	0.6% 31.6%	Lower fair value Higher fair value	No predictable interrelationship

Bank and corporate debt securities and loans for trading purposes	160	DCF	Credit spreads Recovery rates	0.0 – 15.0% 0.0 – 99.1%	4.1% 72.2%	Lower fair value Higher fair value	No predictable interrelationship

Residential mortgage backed securities (“RMBS”)	3	DCF	Yields Prepayment rates Loss severities	0.0 – 78.4% 6.5 – 15.0% 9.1 – 100.0%	13.2% 10.5% 81.1%	Lower fair value Lower fair value Lower fair value	No predictable interrelationship

Real estate-backed securities	69	DCF	Yields Loss severities	5.5 – 19.7% 0.0 – 55.2%	12.5% 6.6%	Lower fair value Lower fair value	No predictable interrelationship

Collateralized debt obligations (“CDOs”) and other	19	DCF	Yields Prepayment rates Default probabilities Loss severities	2.7 – 19.0% 20.0% 1.0 – 2.0% 31.5 – 100.0%	13.1% 20.0% 2.0% 83.7%	Lower fair value Lower fair value Lower fair value Lower fair value	Change in default probabilities typically accompanied by directionally similar change in loss severities and opposite change in prepayment rates

	March 31, 2019
Financial Instrument	Fair value in billions of yen	Valuation technique	Significant unobservable valuation input	Range of valuation inputs(1)	Weighted Average(2)	Impact of increases in significant unobservable valuation inputs(3)(4)	Interrelationships between valuation inputs(5)
Derivatives, net:
Equity contracts	¥(8)	Option models	Dividend yield Volatilities Correlations	0.0 – 8.0% 6.7 – 74.2% (0.80) – 0.98	— — —	Higher fair value Higher fair value Higher fair value	No predictable interrelationship

Interest rate contracts	(54)	DCF/ Option models	Interest rates Volatilities Volatilities Correlations	0.0 – 2.4% 10.6 – 15.2% 24.2 – 66.8 bp (0.76) – 1.00	— — — —	Higher fair value Higher fair value Higher fair value Higher fair value	No predictable interrelationship

Credit contracts	(8)	DCF/ Option models	Credit spreads Recovery rates Volatilities Correlations	0.0 – 21.4% 0.0 – 100.6% 16.2 – 83.0% 0.27 – 0.75	— — — —	Higher fair value Higher fair value Higher fair value Higher fair value	No predictable interrelationship

Foreign exchange contracts	20	Option models	Interest rates Volatilities Volatilities Correlations	(0.4) – 2.4% 1.7 – 35.5% 209.0 – 245.0 bp (0.25) – 0.80	— — — —	Higher fair value Higher fair value Higher fair value Higher fair value	No predictable interrelationship

Loans and receivables	129	DCF	Credit spreads	0.0 – 12.3%	3.6%	Lower fair value	Not applicable

Collateralized agreements	33	DCF	Repo rate	3.5 – 8.4%	7.0%	Lower fair value	Not applicable

Other assets
Other(6)	166	DCF	WACC Growth rates Liquidity discounts	10.2% 2.5% 10.0%	10.2% 2.5% 10.0%	Lower fair value Higher fair value Lower fair value	No predictable interrelationship

		Market multiples	EV/EBITDA ratios PE Ratios Price/Book ratios Liquidity discounts	4.7 – 13.8 x 8.9 – 32.4 x 0.3 – 2.7 x 10.0 – 50.0%	8.2 x 15.5 x 0.8 x 30.6%	Higher fair value Higher fair value Higher fair value Lower fair value	Generally changes in multiples result in a corresponding similar directional change in a fair value measurement, assuming earnings levels remain constant.

Liabilities:
Short-term borrowings	31	DCF/ Option models	Volatilities Correlations	6.7 – 54.5% (0.75) – 0.91	— —	Higher fair value Higher fair value	No predictable interrelationship

Long-term borrowings	535	DCF/ Option models	Volatilities Volatilities Correlations	6.7 – 54.5% 32.5 – 60.9 bp (0.75) – 0.98	— — —	Higher fair value Higher fair value Higher fair value	No predictable interrelationship

	September 30, 2019
Financial Instrument	Fair value in billions of yen	Valuation technique	Significant unobservable input	Range of valuation inputs(1)	Weighted Average(2)	Impact of increases in significant unobservable valuation inputs(3)(4)	Interrelationships between valuation inputs(5)
Assets:
Trading assets and private equity investments
Equities	¥10	DCF	Liquidity discounts	75.0%	75.0%	Lower fair value	Not applicable

Private equity investments	26	DCF	WACC Growth rates Liquidity discounts	6.6 – 13.5% 0.8 – 1.0% 5.0 – 10.0%	9.1% 0.8% 6.8%	Lower fair value Higher fair value Lower fair value	No predictable interrelationship

		Market multiples	EV/EBITDA ratios Liquidity discounts	5.0 – 12.0 x 5.0%	10.5 x 5.0%	Higher fair value Lower fair value	No predictable interrelationship

Foreign government, agency and municipal securities	6	DCF	Credit spreads Recovery rates	0.0 – 6.2% 4.0 – 14.0%	0.6% 13.1%	Lower fair value Higher fair value	No predictable interrelationship

Bank and corporate debt securities and loans for trading purposes	177	DCF	Credit spreads Recovery rates	0.3 – 19.8% 0.0 – 85.0%	5.3% 68.6%	Lower fair value Higher fair value	No predictable interrelationship

Residential mortgage backed securities (“RMBS”)	26	DCF	Yields Prepayment rates Loss severities	0.0 – 226.4% 7.4 – 15.0% 0.4 – 100.0%	12.9% 10.1% 60.3%	Lower fair value Lower fair value Lower fair value	No predictable interrelationship

Real estate-backed securities	103	DCF	Loss severities	0.0 – 20.8%	8.7%	Lower fair value	Not applicable

Collateralized debt obligations (“CDOs”) and other	21	DCF	Yields Prepayment rates Default probabilities Loss severities	9.0 – 20.0% 20.0% 2.0% 45.0 – 100.0%	14.0% 20.0% 2.0% 98.3%	Lower fair value Lower fair value Lower fair value Lower fair value	Change in default probabilities typically accompanied by directionally similar change in loss severities and opposite change in prepayment rates

	September 30, 2019
Financial Instrument	Fair value in billions of yen	Valuation technique	Significant unobservable input	Range of valuation inputs(1)	Weighted Average(2)	Impact of increases in significant unobservable valuation inputs(3)(4)	Interrelationships between valuation inputs(5)
Derivatives, net:
Equity contracts	¥16	Option models	Dividend yield Volatilities Correlations	0.0 – 10.2% 10.8 – 69.5% (0.85) – 0.98	— — —	Higher fair value Higher fair value Higher fair value	No predictable interrelationship

Interest rate contracts	(46)	DCF/ Option models	Interest rates Volatilities Volatilities Correlations	(0.2) – 1.7% 9.9 – 13.6% 25.2 – 96.3 bp (1.00) – 0.99	— — — —	Higher fair value Higher fair value Higher fair value Higher fair value	No predictable interrelationship

Credit contracts	(23)	DCF/ Option models	Credit spreads Recovery rates Volatilities Correlations	0.0 – 11.6% 0.0 – 99.9% 37.5 – 83.0% 0.29 – 0.68	— — — —	Higher fair value Higher fair value Higher fair value Higher fair value	No predictable interrelationship

Foreign exchange contracts	13	Option models	Interest rates Volatilities Volatilities Correlations	(0.2) – 1.9% 1.8 – 26.8% 97.0 – 131.0 bp (0.18) – 0.80	— — — —	Higher fair value Higher fair value Higher fair value Higher fair value	No predictable interrelationship

Loans and receivables	116	DCF	Credit spreads Recovery rates	0.0 – 15.0% 98.0 – 100.0%	3.7% 98.7%	Lower fair value Higher fair value	No predictable interrelationship

Collateralized agreements	12	DCF	Repo rate	4.9 – 6.1%	5.2%	Lower fair value	Not applicable

Other assets
Other(6)	179	DCF	WACC Growth rates Liquidity discounts	9.9% 2.5% 10.0%	9.9% 2.5% 10.0%	Lower fair value Higher fair value Lower fair value	No predictable interrelationship

		Market multiples	EV/EBITDA ratios PE Ratios Price/Book ratios Liquidity discounts	4.4 – 16.0 x 7.5 – 32.8 x 0.3 – 2.5 x 10.0 – 40.0%	8.8 x 14.3 x 0.7 x 30.1%	Higher fair value Higher fair value Higher fair value Lower fair value	Generally changes in multiples result in a corresponding similar directional change in a fair value measurement, assuming earnings levels remain constant.

Liabilities:
Collateralized debt obligations (“CDOs”) and other	2	DCF	Yields Prepayment rates Default probabilities Loss severities	13.3% 20.0% 2.0% 0.0%	13.3% 20.0% 2.0% 0.0%	Lower fair value Lower fair value Lower fair value Lower fair value	Change in default probabilities typically accompanied by directionally similar change in loss severities and opposite change in prepayment rates

Short-term borrowings	25	DCF/ Option models	Volatilities Correlations	10.8 – 59.6% (0.75) – 0.91	— —	Higher fair value Higher fair value	No predictable interrelationship

Payables and deposits	7	DCF/ Option models	Volatilities Volatilities Correlations	9.9 – 11.4% 31.1 – 58.3 bp 0.35 – 0.50	— — —	Higher fair value Higher fair value Higher fair value	No predictable interrelationship

Long-term borrowings	543	DCF/ Option models	Volatilities Volatilities Correlations	9.9 – 59.6% 31.1 – 79.1 bp (1.00) – 0.98	— — —	Higher fair value Higher fair value Higher fair value	No predictable interrelationship

(1)

Range information is provided in percentages, coefficients and multiples and represents the highest and lowest level significant unobservable valuation input used to value that type of financial instrument. A wide dispersion in the range does not necessarily reflect increased uncertainty or subjectivity in the valuation input and is typically just a consequence of the different characteristics of the financial instruments themselves.

(2)	Weighted average information for non-derivative instruments is calculated by weighting each valuation input by the fair value of the financial instrument.
(3)

The above table only considers the impact of an increase in each significant unobservable valuation input on the fair value measurement of the financial instrument. However, a decrease in the significant unobservable valuation input would have the opposite effect on the fair value measurement of the financial instrument. For example, if an increase in a significant unobservable valuation input would result in a lower fair value measurement, a decrease in the significant unobservable valuation input would result in a higher fair value measurement.

(4)

The impact of an increase in the significant unobservable input on the fair value measurement for a derivative assumes Nomura is long risk to the input e.g., long volatility. Where Nomura is short such risk, the impact of an increase would have a converse effect on the fair value measurement of the derivative.

(5)

Consideration of the interrelationships between significant unobservable inputs is only relevant where more than one unobservable valuation input is used to determine the fair value measurement of the financial instrument.

(6)	Valuation technique(s) and unobservable valuation inputs in respect of equity securities reported withinOther assets in the consolidated balance sheets.

Increases and decreases of Level 3 assets and liabilities measured at fair value on recurring basis unrealized and realized gain/losses included in revenue

	Billions of yen
	Six months ended September 30, 2018
	Beginning balance as of six months ended September 30, 2018	Total gains (losses) recognized in revenue(1)	Total gains (losses) recognized in other comprehensive income	Purchases / issues(2)	Sales / redemptions(2)	Settlements	Foreign exchange movements	Transfers into Level 3	Transfers out of Level 3	Balance as of six months ended September 30, 2018
Assets:
Trading assets and private equity investments
Equities	¥21	¥0	¥—	¥2	¥(6)	¥—	¥1	¥3	¥(1)	¥20
Private equity investments	3	0	—	7	0	—	0	—	—	10
Japanese agency and municipal securities	1	0	—	—	0	—	—	—	—	1
Foreign government, agency and municipal securities	6	0	—	7	(10)	—	0	0	0	3
Bank and corporate debt securities and loans for trading purposes	139	4	—	50	(30)	—	7	16	(32)	154
Commercial mortgage-backed securities (“CMBS”)	2	0	—	1	(2)	—	—	0	—	1
Residential mortgage-backed securities (“RMBS”)	0	0	—	7	0	—	0	—	—	7
Real estate-backed securities	63	0	—	90	(66)	—	4	—	—	91
Collateralized debt obligations (“CDOs”) and other	24	1	—	29	(29)	—	2	5	(2)	30
Investment trust funds and other	1	0	—	3	(3)	—	0	—	—	1

Total trading assets and private equity investments	260	5	—	196	(146)	—	14	24	(35)	318

Derivatives, net(3)
Equity contracts	(1)	(10)	—	—	—	(4)	(1)	(3)	6	(13)
Interest rate contracts	(53)	(11)	—	—	—	(10)	1	6	14	(53)
Credit contracts	2	(2)	—	—	—	(1)	0	0	(1)	(2)
Foreign exchange contracts	27	(6)	—	—	—	1	2	—	1	25
Commodity contracts	—	0	—	—	—	—	0	—	—	0

Total derivatives, net	(25)	(29)	—	—	—	(14)	2	3	20	(43)

Subtotal	¥235	¥(24)	¥—	¥196	¥(146)	¥(14)	¥16	¥27	¥(15)	¥275

Loans and receivables	70	0	—	18	(11)	—	5	5	—	87
Collateralized agreements	5	0	—	—	—	—	0	6	—	11
Other assets
Other	169	1	—	2	0	—	8	0	—	180

Total	¥479	¥(23)	¥—	¥216	¥(157)	¥(14)	¥29	¥38	¥(15)	¥553

Liabilities:
Trading liabilities
Equities	¥1	¥0	¥—	¥19	¥(20)	¥—	¥0	¥0	¥0	¥0
Bank and corporate debt securities	0	0	—	1	0	—	0	—	0	1
Collateralized debt obligations (“CDOs”) and other	0	—	—	—	0	—	0	—	—	—
Investment trust funds and other	0	—	—	0	0	—	0	0	0	0

Total trading liabilities	¥1	¥0	¥—	¥20	¥(20)	¥—	¥0	¥0	¥0	¥1

Short-term borrowings	17	(1)	0	28	(9)	—	1	16	(12)	42
Payables and deposits	(1)	0	—	0	0	—	—	—	—	(1)
Collateralized financing	3	—	—	—	(1)	—	1	—	—	3
Long-term borrowings	429	(3)	1	100	(46)	—	0	25	(49)	461
Other liabilities	1	0	—	0	(1)	—	0	0	—	0

Total	¥450	¥(4)	¥1	¥148	¥(77)	¥—	¥2	¥41	¥(61)	¥506

	Billions of yen
	Six months ended September 30, 2019
	Beginning balance as of six months ended September 30, 2019	Total gains (losses) recognized in revenue(1)	Total gains (losses) recognized in other comprehensive income	Purchases / issues(2)	Sales / redemptions(2)	Settlements	Foreign exchange movements	Transfers into Level 3	Transfers out of Level 3	Balance as of six months ended September 30, 2019
Assets:
Trading assets and private equity investments
Equities	¥13	¥0	¥—	¥0	¥(1)	¥—	¥0	¥0	¥(2)	¥10
Private equity investments	26	2	—	0	(1)	—	(1)	—	—	26
Japanese agency and municipal securities	1	0	—	0	0	—	—	—	—	1
Foreign government, agency and municipal securities	5	0	—	16	(16)	—	0	2	(1)	6
Bank and corporate debt securities and loans for trading purposes	160	(1)	—	39	(60)	—	(6)	63	(18)	177
Commercial mortgage-backed securities (“CMBS”)	2	0	—	0	0	—	—	0	0	2
Residential mortgage-backed securities (“RMBS”)	3	(1)	—	33	(8)	—	0	—	(1)	26
Real estate-backed securities	69	4	—	106	(74)	—	(2)	—	—	103
Collateralized debt obligations (“CDOs”) and other	19	(5)	—	81	(74)	—	(1)	6	(5)	21
Investment trust funds and other	1	0	—	8	(9)	—	0	0	0	0

Total trading assets and private equity investments	299	(1)	—	283	(243)	—	(10)	71	(27)	372

Derivatives, net(3)
Equity contracts	(8)	7	—	—	—	0	0	3	14	16
Interest rate contracts	(54)	5	—	—	—	1	0	1	1	(46)
Credit contracts	(8)	(3)	—	—	—	(1)	0	(11)	0	(23)
Foreign exchange contracts	20	(13)	—	—	—	5	(1)	0	2	13
Commodity contracts	0	0	—	—	—	0	0	—	—	0

Total derivatives, net	(50)	(4)	—	—	—	5	(1)	(7)	17	(40)

Subtotal	¥249	¥(5)	¥—	¥283	¥(243)	¥5	¥(11)	¥64	¥(10)	¥332

Loans and receivables	129	1	—	43	(58)	—	(5)	21	(15)	116
Collateralized agreements	33	0	—	—	(26)	—	(1)	6	—	12
Other assets
Other	166	9	—	7	(1)	—	(2)	—	—	179

Total	¥577	¥5	¥—	¥333	¥(328)	¥5	¥(19)	¥91	¥(25)	¥639

Liabilities:
Trading liabilities
Equities	¥0	¥0	¥—	¥0	¥0	¥—	¥0	¥0	¥0	¥0
Foreign government, agency and municipal securities	0	0	—	—	—	—	0	—	—	0
Bank and corporate debt securities	0	0	—	1	0	—	0	—	—	1
Collateralized debt obligations (“CDOs”) and other	—	—	—	3	(1)	—	—	—	—	2
Investment trust funds and other	—	—	—	0	0	—	0	0	—	0

Total trading liabilities	¥0	¥0	¥—	¥4	¥(1)	¥—	¥0	¥0	¥0	¥3

Short-term borrowings	31	1	0	30	(30)	—	0	0	(5)	25
Payables and deposits	0	0	0	6	0	—	0	1	—	7
Long-term borrowings	535	1	1	136	(123)	—	(1)	37	(39)	543
Other liabilities	0	0	—	—	—	—	0	—	—	0

Total	¥566	¥2	¥1	¥176	¥(154)	¥—	¥(1)	¥38	¥(44)	¥578

	Billions of yen
	Three months ended September 30, 2018
	Beginning balance as of three months ended September 30, 2018	Total gains (losses) recognized in revenue(1)	Total gains (losses) recognized in other comprehensive income	Purchases / issues(2)	Sales / redemptions(2)	Settlements	Foreign exchange movements	Transfers into Level 3	Transfers out of Level 3	Balance as of three months ended September 30, 2018
Assets:
Trading assets and private equity investments
Equities	¥21	¥0	¥—	¥1	¥(3)	¥—	¥0	¥2	¥(1)	¥20
Private equity investments	9	0	—	1	0	—	0	—	—	10
Japanese agency and municipal securities	1	0	—	—	0	—	—	—	—	1
Foreign government, agency and municipal securities	5	0	—	2	(4)	—	0	0	0	3
Bank and corporate debt securities and loans for trading purposes	142	2	—	21	(6)	—	4	8	(17)	154
Commercial mortgage-backed securities (“CMBS”)	3	0	—	—	(2)	—	—	0	—	1
Residential mortgage-backed securities (“RMBS”)	1	0	—	6	0	—	0	—	—	7
Real estate-backed securities	63	0	—	46	(20)	—	2	—	—	91
Collateralized debt obligations (“CDOs”) and other	22	2	—	20	(18)	—	1	3	0	30
Investment trust funds and other	1	0	—	3	(3)	—	0	—	—	1

Total trading assets and private equity investments	268	4	—	100	(56)	—	7	13	(18)	318

Derivatives, net(3)
Equity contracts	(3)	(8)	—	—	—	1	(1)	(4)	2	(13)
Interest rate contracts	(64)	(3)	—	—	—	4	0	6	4	(53)
Credit contracts	3	(3)	—	—	—	(1)	0	0	(1)	(2)
Foreign exchange contracts	24	(2)	—	—	—	1	1	—	1	25
Commodity contracts	0	0	—	—	—	—	0	—	—	0

Total derivatives, net	(40)	(16)	—	—	—	5	0	2	6	(43)

Subtotal	¥228	¥(12)	¥—	¥100	¥(56)	¥5	¥7	¥15	¥(12)	¥275

Loans and receivables	87	1	—	9	(12)	—	2	—	—	87
Collateralized agreements	5	0	—	—	—	—	0	6	—	11
Other assets
Other	177	0	—	0	0	—	3	0	—	180

Total	¥497	¥(11)	¥—	¥109	¥(68)	¥5	¥12	¥21	¥(12)	¥553

Liabilities:
Trading liabilities
Equities	¥1	¥0	¥—	¥9	¥(10)	¥—	¥0	¥0	¥0	¥0
Bank and corporate debt securities	0	0	—	1	0	—	0	—	0	1
Collateralized debt obligations (“CDOs”) and other	—	—	—	—	—	—	—	—	—	—
Investment trust funds and other	—	—	—	0	0	—	0	0	—	0

Total trading liabilities	¥1	¥0	¥—	¥10	¥(10)	¥—	¥0	¥0	¥0	¥1

Short-term borrowings	33	0	0	16	(5)	—	0	8	(10)	42
Payables and deposits	0	0	—	0	(1)	—	—	—	—	(1)
Collateralized financing	3	—	—	—	(1)	—	1	—	—	3
Long-term borrowings	461	2	1	61	(30)	—	0	11	(39)	461
Other liabilities	0	0	—	0	0	—	0	0	—	0

Total	¥498	¥2	¥1	¥87	¥(47)	¥—	¥1	¥19	¥(49)	¥506

	Billions of yen
	Three months ended September 30, 2019
	Beginning balance as of three months ended September 30, 2019	Total gains (losses) recognized in revenue(1)	Total gains (losses) recognized in other comprehensive income	Purchases / issues(2)	Sales / redemptions(2)	Settlements	Foreign exchange movements	Transfers into Level 3	Transfers out of Level 3	Balance as of three months ended September 30, 2019
Assets:
Trading assets and private equity investments
Equities	¥12	¥0	¥—	¥0	¥0	¥—	¥0	¥0	¥(2)	¥10
Private equity investments	26	1	—	0	(1)	—	0	—	—	26
Japanese agency and municipal securities	1	0	—	—	0	—	—	—	—	1
Foreign government, agency and municipal securities	6	0	—	7	(8)	—	0	1	0	6
Bank and corporate debt securities and loans for trading purposes	195	0	—	22	(41)	—	(1)	19	(17)	177
Commercial mortgage-backed securities (“CMBS”)	2	0	—	0	—	—	—	0	—	2
Residential mortgage-backed securities (“RMBS”)	3	0	—	31	(7)	—	0	—	(1)	26
Real estate-backed securities	80	1	—	64	(42)	—	0	—	—	103
Collateralized debt obligations (“CDOs”) and other	27	(3)	—	10	(10)	—	0	0	(3)	21
Investment trust funds and other	1	0	—	8	(8)	—	(1)	0	—	0

Total trading assets and private equity investments	353	(1)	—	142	(117)	—	(2)	20	(23)	372

Derivatives, net(3)
Equity contracts	2	4	—	—	—	0	0	0	10	16
Interest rate contracts	(54)	(4)	—	—	—	10	0	0	2	(46)
Credit contracts	(9)	(2)	—	—	—	(2)	0	(10)	0	(23)
Foreign exchange contracts	15	(6)	—	—	—	3	0	0	1	13
Commodity contracts	0	0	—	—	—	0	0	—	—	0

Total derivatives, net	(46)	(8)	—	—	—	11	0	(10)	13	(40)

Subtotal	¥307	¥(9)	¥—	¥142	¥(117)	¥11	¥(2)	¥10	¥(10)	¥332

Loans and receivables	126	0	—	33	(48)	—	0	21	(16)	116
Collateralized agreements	26	0	—	—	(16)	—	0	2	—	12
Other assets
Other	173	1	—	5	0	—	0	—	—	179

Total	¥632	¥(8)	¥—	¥180	¥(181)	¥11	¥(2)	¥33	¥(26)	¥639

Liabilities:
Trading liabilities
Equities	¥0	¥0	¥—	¥0	¥0	¥—	¥0	¥—	¥—	¥0
Foreign government, agency and municipal securities	0	0	—	—	—	—	0	—	—	0
Bank and corporate debt securities	1	0	—	0	0	—	0	—	—	1
Collateralized debt obligations (“CDOs”) and other	3	—	—	—	(1)	—	0	—	—	2
Investment trust funds and other	0	—	—	—	0	—	0	—	—	0

Total trading liabilities	¥4	¥0	¥—	¥0	¥(1)	¥—	¥0	¥—	¥—	¥3

Short-term borrowings	43	1	0	10	(25)	—	0	0	(2)	25
Payables and deposits	2	0	0	5	—	—	0	0	—	7
Long-term borrowings	556	2	1	68	(72)	—	0	12	(18)	543
Other liabilities	0	0	—	—	—	—	0	—	—	0

Total	¥605	¥3	¥1	¥83	¥(98)	¥—	¥0	¥12	¥(20)	¥578

(1)

Includes gains and losses reported primarily within Net gain on trading, Gain on private equity investments, and also within Gain (loss) on investments in equity securities, Revenue—Other and Non-interest expenses—Other, Interest and dividends and Interest expense in the consolidated statements of income.

(2)	Amounts reported in Purchases / issues include increases in trading liabilities while Sales / redemptions include decreases in trading liabilities.
(3)

Each derivative classification includes derivatives with multiple risk underlyings. For example, interest rate contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government debt securities.

Fair value, level 3 assets and liabilities measured on recurring basis, unrealized gains (losses)

	Billions of yen
	Six months ended September 30
	2018	2019
	Unrealized gains / (losses)(1)
Assets:
Trading assets and private equity investments
Equities	¥(1)	¥0
Private equity investments	0	2
Japanese agency and municipal securities	0	0
Foreign government, agency and municipal securities	0	0
Bank and corporate debt securities and loans for trading purposes	0	(6)
Commercial mortgage-backed securities (“CMBS”)	0	0
Residential mortgage-backed securities (“RMBS”)	0	(1)
Real estate-backed securities	1	0
Collateralized debt obligations (“CDOs”) and other	(5)	(3)
Investment trust funds and other	0	0

Total trading assets and private equity investments	(5)	(8)

Derivatives, net(2)
Equity contracts	(15)	5
Interest rate contracts	(15)	(5)
Credit contracts	(1)	(1)
Foreign exchange contracts	(6)	2
Commodity contracts	0	0

Total derivatives, net	(37)	1

Subtotal	¥(42)	¥(7)

Loans and receivables	1	1
Collateralized agreements	0	0
Other assets
Other	1	13

Total	¥(40)	¥7

Liabilities:
Trading liabilities
Equities	¥0	¥0
Foreign government, agency and municipal securities	—	0
Bank and corporate debt securities	0	0

Total trading liabilities	¥0	¥0

Short-term borrowings	0	1
Payables and deposits	0	0
Long-term borrowings	5	7
Other liabilities	0	0

Total	¥5	¥8

	Billions of yen
	Three months ended September 30
	2018	2019
	Unrealized gains / (losses)(1)
Assets:
Trading assets and private equity investments
Equities	¥(1)	¥0
Private equity investments	0	1
Japanese agency and municipal securities	0	0
Foreign government, agency and municipal securities	0	0
Bank and corporate debt securities and loans for trading purposes	0	(3)
Commercial mortgage-backed securities (“CMBS”)	0	0
Residential mortgage-backed securities (“RMBS”)	0	(1)
Real estate-backed securities	1	0
Collateralized debt obligations (“CDOs”) and other	0	(2)
Investment trust funds and other	0	0

Total trading assets and private equity investments	0	(5)

Derivatives, net(2)
Equity contracts	(8)	5
Interest rate contracts	(3)	(4)
Credit contracts	(2)	0
Foreign exchange contracts	(2)	3
Commodity contracts	0	0

Total derivatives, net	(15)	4

Subtotal	¥(15)	¥(1)

Loans and receivables	0	0
Collateralized agreements	0	—
Other assets
Other	0	5

Total	¥(15)	¥4

Liabilities:
Trading liabilities
Equities	¥0	¥0
Foreign government, agency and municipal securities	—	0
Bank and corporate debt securities	0	0

Total trading liabilities	¥0	¥0

Short-term borrowings	0	1
Payables and deposits	0	0
Long-term borrowings	7	5
Other liabilities	0	0

Total	¥7	¥6

(1)

Includes gains and losses reported within Net gain on trading, Gain on private equity investments, and also within Gain on investments in equity securities, Revenue—Other and Non-interest expenses—Other, Interest and dividends and Interest expense in the consolidated statements of income.

(2)

Each derivative classification includes derivatives with multiple risk underlyings. For example, interest rate contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government debt securities.

Information on investments where net asset value per share is calculated

	Billions of yen
	March 31, 2019
	Fair value	Unfunded commitments(1)	Redemption frequency (if currently eligible)(2)	Redemption notice(3)
Hedge funds	¥16	¥—	Monthly	Same day-90 days
Venture capital funds	2	2	—	—
Private equity funds	17	10	—	—
Real estate funds	3	1	—	—

Total	¥38	¥13

	Billions of yen
	September 30, 2019
	Fair value	Unfunded commitments(1)	Redemption frequency (if currently eligible)(2)	Redemption notice(3)
Hedge funds	¥7	¥—	Monthly	Same day-90 days
Venture capital funds	2	1	—	—
Private equity funds	20	12	—	—
Real estate funds	5	1	—	—

Total	¥34	¥14

(1)	The contractual amount of any unfunded commitments Nomura is required to make to the entities in which the investment is held.
(2)	The range in frequency with which Nomura can redeem investments.
(3)	The range in notice period required to be provided before redemption is possible.

Gains (losses) due to changes in fair value for financial instruments measured at fair value using fair value option

	Billions of yen
	Six months ended September 30
	2018	2019
	Gains / (Losses)(1)
Assets:
Trading assets and private equity investments(2)
Trading assets	¥0	¥0
Private equity investments	1	0
Loans and receivables	(1)	3
Collateralized agreements(3)	0	2
Other assets(2)	(1)	1

Total	¥(1)	¥6

Liabilities:
Short-term borrowings(4)	¥6	¥17
Collateralized financing(3)	(1)	(2)
Long-term borrowings(4)(5)	50	(106)
Other liabilities(6)	9	(4)

Total	¥64	¥(95)

	Billions of yen
	Three months ended September 30
	2018	2019
	Gains / (Losses)(1)
Assets:
Trading assets and private equity investments(2)
Trading assets	¥0	¥0
Private equity investments	1	(1)
Loans and receivables	(1)	3
Collateralized agreements(3)	0	1
Other assets(2)	3	(7)

Total	¥3	¥(4)

Liabilities:
Short-term borrowings(4)	¥29	¥11
Collateralized financing(3)	(1)	(1)
Long-term borrowings(4)(5)	8	(39)
Other liabilities(6)	4	(3)

Total	¥40	¥(32)

(1)	Includes gains and losses reported primarily within Net gain on trading and Revenue—Other in the consolidated statements of income.
(2)	Includes equity investments that would have been accounted for under the equity method had Nomura not chosen to elect the fair value option.
(3)	Includes reverse repurchase and repurchase agreements.
(4)	Includes structured notes and other financial liabilities.
(5)	Includes secured financing transactions arising from transfers of financial assets which did not meet the criteria for sales accounting.
(6)	Includes unfunded written loan commitments.

Schedule of impact of changes in its own credit worthiness on certain financial liabilities

	Billions of yen
	Six months ended September 30
	2018	2019
Changes recognized as a credit (debit) to other comprehensive income during the period	¥5	¥(5)
Credit (debit) amounts reclassified to earnings during the period	0	(1)
Cumulative credit (debit) balance recognized in accumulated other comprehensive income	12	29

	Billions of yen
	Three months ended September 30
	2018	2019
Changes recognized as a credit (debit) to other comprehensive income during the period	¥(1)	¥(3)
Credit (debit) amounts reclassified to earnings during the period	0	0

Geographic allocations of trading assets related to government, agency, municipal securities

	Billions of yen
	March 31, 2019
	Japan	U.S.	EU	Other	Total(1)
Government, agency and municipal securities	¥2,202	¥1,723	¥1,897	¥579	¥6,401

	Billions of yen
	September 30, 2019
	Japan	U.S.	EU	Other	Total(1)
Government, agency and municipal securities	¥2,209	¥3,370	¥2,418	¥594	¥8,591

(1)

Other than above, there were ¥318 billion and ¥330 billion of government, agency and municipal securities reported within Other assets—Non-trading debt securities in the consolidated balance sheets as of March 31, 2019 and September 30 2019, respectively. These securities are primarily Japanese government, agency and municipal securities.

Carrying values, fair values and classification within the fair value hierarchy for certain classes of financial instrument

	Billions of yen
	March 31, 2019(1)
			Fair value by level
	Carrying value	Fair value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	¥2,687	¥2,687	¥2,687	¥—	¥—
Time deposits	290	290	—	290	—
Deposits with stock exchanges and other segregated cash	285	285	—	285	—
Loans receivable(2)	2,542	2,541	—	1,941	600
Securities purchased under agreements to resell	13,195	13,195	—	13,162	33
Securities borrowed	4,112	4,111	—	4,111	—

Total	¥23,111	¥23,109	¥2,687	¥19,789	¥633

Liabilities:
Short-term borrowings	¥841	¥841	¥—	¥811	¥30
Deposits received at banks	1,393	1,393	—	1,393	—
Securities sold under agreements to repurchase	15,037	15,037	—	15,037	—
Securities loaned	1,230	1,230	—	1,230	—
Long-term borrowings	7,916	7,931	12	7,353	566

Total	¥26,417	¥26,432	¥12	¥25,824	¥596

	Billions of yen
	September 30, 2019(1)
			Fair value by level
	Carrying value	Fair value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	¥2,824	¥2,824	¥2,824	¥—	¥—
Time deposits	282	282	—	282	—
Deposits with stock exchanges and other segregated cash	274	274	—	274	—
Loans receivable(2)	2,717	2,717	—	2,110	607
Securities purchased under agreements to resell	14,135	14,135	—	14,124	11
Securities borrowed	4,102	4,102	—	4,102	—

Total	¥24,334	¥24,334	¥2,824	¥20,892	¥618

Liabilities:
Short-term borrowings	¥950	¥950	¥—	¥925	¥25
Deposits received at banks	1,252	1,252	—	1,245	7
Securities sold under agreements to repurchase	19,069	19,069	—	19,069	—
Securities loaned	1,092	1,092	—	1,092	—
Long-term borrowings	7,915	7,956	4	7,344	608

Total	¥30,278	¥30,319	¥4	¥29,675	¥640

(1)	Includes financial instruments which are carried at fair value on a recurring basis.
(2)	Carrying values are shown after deducting relevant allowances for credit losses.